Schedule of Investments

March 31, 2021
(unaudited)
	Shares	Value (a)
Common Stocks — 99.6%
Communication Services — 11.0%
Activision Blizzard, Inc.	126,000	$11,718,000
Alphabet Inc. Class A (b)	45,400	93,638,408
AT&T Inc.	237,882	7,200,688
Comcast Corporation Class A	710,700	38,455,977
Facebook, Inc. Class A (b)	189,700	55,872,341
Netflix, Inc. (b)	25,331	13,214,169
T-Mobile US, Inc. (b)	101,500	12,716,935
Walt Disney Company	132,700	24,485,804
		257,302,322
Consumer Discretionary — 11.7%
Amazon.com, Inc. (b)	31,700	98,082,336
Chipotle Mexican Grill, Inc. (b)	10,700	15,202,774
General Motors Company (b)	196,300	11,279,398
Hilton Worldwide Holdings, Inc. (b)	114,400	13,833,248
Home Depot, Inc.	27,300	8,333,325
Lowe’s Companies, Inc.	81,600	15,518,688
O’Reilly Automotive, Inc. (b)	29,700	15,065,325
Target Corporation	144,300	28,581,501
Tesla Motors, Inc. (b)	36,600	24,446,238
TJX Companies, Inc.	280,700	18,568,305
Ulta Beauty, Inc. (b)	37,700	11,655,709
V.F. Corporation	187,400	14,977,008
		275,543,855
Consumer Staples — 6.1%
Coca-Cola Company	268,200	14,136,822
Constellation Brands, Inc. Class A	52,400	11,947,200
Costco Wholesale Corporation	53,000	18,681,440
Lamb Weston Holdings, Inc.	229,800	17,804,904
Monster Beverage Corporation (b)	160,900	14,656,381
PepsiCo, Inc.	78,800	11,146,260
Philip Morris International Inc.	309,700	27,482,778
Post Holdings, Inc. (b)	117,000	12,369,240
Procter & Gamble Company	115,350	15,621,851
		143,846,876
Energy — 3.2%
Adams Natural Resources Fund, Inc. (c)(f)	2,186,774	32,167,446
ConocoPhillips	314,800	16,674,956
Hess Corporation	190,800	13,501,008
Schlumberger N.V.	489,900	13,320,381
		75,663,791

Schedule of Investments (continued)

March 31, 2021
(unaudited)
	Shares	Value (a)
Financials — 11.7%
Bank of America Corp.	1,148,400	$44,431,596
Berkshire Hathaway Inc. Class B (b)	169,600	43,327,712
Capital One Financial Corporation	185,200	23,562,996
Intercontinental Exchange, Inc.	94,800	10,587,264
JPMorgan Chase & Co.	300,700	45,775,561
MetLife, Inc.	521,400	31,695,906
Morgan Stanley	413,800	32,135,708
T. Rowe Price Group	106,700	18,309,720
Wells Fargo & Company	665,700	26,008,899
		275,835,362
Health Care — 13.2%
Abbott Laboratories	256,400	30,726,976
AbbVie, Inc.	240,900	26,070,198
Alexion Pharmaceuticals, Inc. (b)	91,200	13,945,392
AmerisourceBergen Corporation	155,600	18,371,692
Bristol-Myers Squibb Company	270,300	17,064,039
Centene Corporation (b)	134,800	8,615,068
CVS Health Corporation	251,800	18,942,914
Edwards Lifesciences Corporation (b)	186,300	15,582,132
Eli Lilly and Company	132,000	24,660,240
IDEXX Laboratories, Inc. (b)	13,800	6,752,478
Johnson & Johnson	145,400	23,896,490
Thermo Fisher Scientific Inc.	89,000	40,617,820
UnitedHealth Group Incorporated	132,100	49,150,447
Vertex Pharmaceuticals Incorporated (b)	71,200	15,300,168
		309,696,054
Industrials — 9.1%
Alaska Air Group, Inc. (b)	179,200	12,402,432
Boeing Company (b)	97,800	24,911,616
Carrier Global Corporation	392,600	16,575,572
Caterpillar Inc.	126,800	29,401,116
Honeywell International Inc.	127,800	27,741,546
Huntington Ingalls Industries, Inc.	64,000	13,174,400
Kansas City Southern	48,300	12,747,336
Knight-Swift Transportation Holdings Inc.	254,000	12,214,860
Parker-Hannifin Corporation	73,500	23,184,105
Raytheon Technologies Corporation	209,800	16,211,246
Union Pacific Corporation	51,700	11,395,197
United Rentals, Inc. (b)	43,800	14,423,778
		214,383,204

Schedule of Investments (continued)

March 31, 2021
(unaudited)
	Shares	Value (a)
Information Technology — 26.3%
Accenture plc Class A	39,500	$10,911,875
Adobe Inc. (b)	55,800	26,525,646
Amphenol Corporation Class A	219,800	14,500,206
Apple Inc.	1,065,400	130,138,610
Arista Networks, Inc. (b)	44,700	13,494,483
CDW Corp.	66,900	11,088,675
Cisco Systems, Inc.	271,900	14,059,949
Fair Isaac Corporation (b)	24,600	11,956,830
Intuit Inc.	52,100	19,957,426
Lam Research Corporation	44,600	26,547,704
Mastercard Incorporated Class A	110,500	39,343,525
Microchip Technology Incorporated	113,200	17,570,904
Micron Technology, Inc. (b)	276,300	24,372,423
Microsoft Corporation	618,100	145,729,437
NVIDIA Corporation	58,100	31,021,333
Oracle Corporation	122,200	8,574,774
PayPal Holdings Inc. (b)	42,200	10,247,848
QUALCOMM Incorporated	157,500	20,882,925
Visa Inc. Class A	189,600	40,144,008
		617,068,581
Materials — 2.4%
Air Products and Chemicals, Inc.	15,900	4,473,306
DuPont de Nemours, Inc.	177,700	13,732,656
LyondellBasell Industries N.V.	114,800	11,944,940
Sherwin-Williams Company	20,200	14,907,802
Steel Dynamics, Inc.	235,200	11,938,752
		56,997,456
Real Estate — 2.3%
CBRE Group, Inc. Class A (b)	126,000	9,967,860
Equinix, Inc.	19,600	13,319,964
Prologis, Inc.	92,800	9,836,800
Simon Property Group, Inc.	91,900	10,455,463
Weyerhaeuser Company	292,700	10,420,120
		54,000,207
Utilities — 2.6%
CMS Energy Corporation	180,800	11,068,576
Edison International	198,100	11,608,660
NextEra Energy, Inc.	124,100	9,383,201
Public Service Enterprise Group Incorporated	233,900	14,083,119
Southern Company	222,800	13,849,248
		59,992,804

Schedule of Investments (continued)

March 31, 2021
(unaudited)
	Shares	Value (a)
Total Common Stocks
(Cost $1,384,876,617)		$2,340,330,512
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		466,000
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 0.06% (e)	6,310,495	6,311,757
Northern Institutional Treasury Portfolio, 0.01% (e)	2,037,081	2,037,081
Total Short-Term Investments
(Cost $8,346,439)		8,348,838
Total — 100.0%
(Cost $1,393,373,056)		2,349,145,350
Other Assets Less Liabilities — (0.0)%		(158,608)
Net Assets — 100.0%		$2,348,986,742

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the three months ended March 31, 2021, investments in affiliates were as follows:

Affilate	Shares held	Net realized gain (loss) and capital gain distributions	Dividend income	Change in unrealized appreciation	Value March 31, 2021
Adams Funds Advisers, LLC (controlled)	n/a	$ -	$ -	$ -	$ 466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	65,603	153,074	7,303,826	32,167,446
Total		$ 65,603	$ 153,074	$ 7,303,826	$ 32,633,446

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.